Financial investments	12 Months Ended
Dec. 31, 2019
Financial investments
Financial investments

16    Financial investments

Accounting policy

Financial investments are mainly short-term investments that do not meet the definition of cash and cash equivalents. The financial investments are used as part of the cash-management strategy of the Company and are measured at fair value through profit or loss.

(a)   Composition

	2019	2018
Investment fund quotas	28,126	38,677
Bank deposit certificate	25,540	44,595
Other	5,109	8,961
	58,775	92,233